FINANCIAL STATEMENT DETAILS - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Other current assets:
Prepaid expenses	$ 46,096	$ 39,050
Capitalized costs to obtain a contract with a customer	58,788	41,401	$ 40,100
Capitalized downloadable search toolbar costs, net	12,730	21,985
Other	22,408	43,626
Other current assets	$ 140,022	$ 146,062